EQUITY - Common Shares (Details) - USD ($) $ / shares in Units, $ in Billions	May 01, 2025	Dec. 31, 2025	Dec. 31, 2024
EQUITY
Common stock, par value (in dollars per share)		$ 0	$ 0
Common stock, shares issued		500,768,400	502,440,336
Common shares held in trust		721,800	710,831
Shares repurchase program, authorized amount	$ 1.0
Maximum percentage of shares to be purchased under the plan	5.00%